Non-cash transaction (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property and equipment
Disclosure of non-cash transactions [line items]
Additions of property and equipment	$ 311	$ 54	$ 303
Additions and disposals of right-of-use assets	0	0	0
Issuance of shares as consideration		0	0
Share-based compensation exercised	0	0	0
Total	311	54	303
Right-of-use assets
Disclosure of non-cash transactions [line items]
Additions of property and equipment	0	0	0
Additions and disposals of right-of-use assets	(2,969)	5,314	1,633
Issuance of shares as consideration		0	0
Share-based compensation exercised	0	0	0
Total	(2,969)	5,314	1,633
Trade and other payables
Disclosure of non-cash transactions [line items]
Additions of property and equipment	(311)	(54)	(303)
Additions and disposals of right-of-use assets	0	0	0
Issuance of shares as consideration		0	0
Share-based compensation exercised	0	0	0
Total	(311)	(54)	(303)
Lease liabilities
Disclosure of non-cash transactions [line items]
Additions of property and equipment	0	0	0
Additions and disposals of right-of-use assets	2,969	(5,314)	(1,633)
Issuance of shares as consideration		0	0
Share-based compensation exercised	0	0	0
Total	2,969	(5,314)	(1,633)
Equity settled share-based payment exercised
Disclosure of non-cash transactions [line items]
Additions of property and equipment	0	0	0
Additions and disposals of right-of-use assets	0	0	0
Issuance of shares as consideration		0	0
Share-based compensation exercised	(6,100)	(1,816)	(1,038)
Total	(6,100)	(1,816)	(1,038)
Equity compensation using treasury shares
Disclosure of non-cash transactions [line items]
Additions of property and equipment		0	0
Additions and disposals of right-of-use assets		0	0
Issuance of shares as consideration		(5,825)	(7,815)
Share-based compensation exercised		0	0
Total		(5,825)	(7,815)
Treasury shares reissued
Disclosure of non-cash transactions [line items]
Additions of property and equipment	0	0	0
Additions and disposals of right-of-use assets	0	0	0
Issuance of shares as consideration		5,825	7,815
Share-based compensation exercised	6,100	1,816	1,038
Total	$ 6,100	$ 7,641	$ 8,853